Nature of Operations	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
BRP Inc. (“BRP”) is incorporated under the laws of Canada. BRP’s multiple voting shares are owned by Beaudier Inc. and 4338618 Canada Inc. (collectively, “Beaudier Group”), Bain Capital Integral Investors II, L.P. (“Bain Capital”) and La Caisse de dépôt et placement du Québec (“CDPQ”), (collectively, the “Principal Shareholders”). BRP’s subordinate voting shares are listed in Canada on the Toronto Stock Exchange under the symbol DOO and in the United States on the Nasdaq Global Select Market under the symbol DOOO.
BRP and its subsidiaries (the “Company”) design, develop, manufacture and sell powersports vehicles and marine products. The Company’s Powersports segment comprises “Year-Round Products” which consists of all-terrain
vehicles,
side-by-side
vehicles and three-wheeled vehicles; “Seasonal Products” which consists of snowmobiles, personal watercraft and pontoons; and “Powersports PA&A and OEM Engines” which consists of parts, accessories and apparel (“PA&A”), engines for karts and recreational aircraft and other services. Additionally, the Company’s “Marine” segment consists of boats, pontoons, jet boat and outboard engines and related PA&A and other services.
Following the acquisitions of Pinion GmbH (“Pinion”) and substantially all the assets related to the powersports business of Kongsberg Automotive ASA and its subsidiary Kongsberg Inc. located in Shawinigan, Quebec (“KA Shawinigan”), the Company created a new Low Voltage & Human Assisted Group (“LVHA”). The creation of LVHA is intended to allow the Company to pursue its growth strategy with low voltage and human assisted product categories at the intersection of mobility, recreation and utility.
The Company’s products are sold mainly through a network of independent dealers, independent distributors and to original equipment manufacturers (the “Customers”). The Company distributes its products worldwide and manufactures them in Mexico, Canada, Austria, the United States, Finland, Australia and Germany.
The Company’s headquarters is located at 726 Saint-Joseph Street, Valcourt, Québec, J0E 2L0.